UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:     BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$695,089,691
Total Investments (Cost — $626,404,354) — 100.1%	695,089,691
Liabilities in Excess of Other Assets — (0.1)%	(670,586)

Net Assets — 100.0%	$694,419,105

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of July 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $695,089,691 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2014	1

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.2%
Healthscope Ltd. (a)	10,708,584	$22,490,337
Belgium — 1.4%
KBC Groep NV (a)	175,634	9,520,231
Brazil — 1.9%
BRF SA	541,148	13,261,853
Denmark — 4.9%
Genmab A/S (a)	144,724	5,781,733
Novo Nordisk A/S, Class B	617,703	28,434,219

		34,215,952
Finland — 1.4%
Nokia OYJ	1,270,889	10,068,433
France — 7.4%
BNP Paribas SA	235,091	15,599,063
Société Generale SA	317,392	15,933,820
Total SA	314,173	20,262,448

		51,795,331
Germany — 3.2%
Deutsche Post AG, Registered Shares	686,780	21,973,250
Hong Kong — 2.9%
Sands China Ltd.	2,722,000	19,984,084
India — 1.3%
Tata Motors Ltd.	1,208,529	8,845,188
Israel — 2.7%
Teva Pharmaceutical Industries Ltd. — ADR	347,046	18,566,961
Italy — 1.6%
UniCredit SpA	1,416,140	11,047,449
Japan — 16.3%
Honda Motor Co. Ltd.	552,200	19,222,675
Makita Corp.	385,700	22,813,002
Mitsubishi Electric Corp.	955,000	12,607,466
Mitsubishi UFJ Financial Group, Inc.	4,031,900	23,777,339
Tokio Marine Holdings, Inc.	607,000	19,088,194
Yamaha Motor Co. Ltd.	940,100	15,573,610

		113,082,286
Luxembourg — 1.6%
ArcelorMittal	738,761	11,218,024
Mexico — 3.7%
Grupo Televisa SAB — ADR	721,150	25,665,729
Netherlands — 6.8%
ING Groep NV (a)	854,250	11,094,621
Royal Dutch Shell PLC, A Shares	882,469	36,283,601

		47,378,222
Russia — 0.9%
Sberbank	3,101,479	6,344,844

Common Stocks	Shares	Value
South Korea — 1.7%
POSCO	37,463	$12,173,800
Switzerland — 8.7%
Cie Financiere Richemont SA, Registered Shares	205,314	19,482,706
Credit Suisse Group AG, Registered Shares	544,950	14,783,269
Roche Holding AG	90,305	26,207,030

		60,473,005
United Kingdom — 21.7%
AstraZeneca PLC	415,452	30,334,943
BG Group PLC	792,319	15,623,990
Imperial Tobacco Group PLC	520,354	22,528,257
ITV PLC	8,120,504	28,504,460
Kingfisher PLC	3,087,679	15,595,533
Liberty Global PLC, Series A (a)	347,420	14,452,672
Liberty Global PLC, Series C (a)	298,283	11,928,337
SABMiller PLC	214,419	11,675,498

		150,643,690
United States — 6.2%
Discovery Communications, Inc., Class A (a)	301,350	25,678,034
The Estee Lauder Cos., Inc., Class A	233,687	17,166,647

		42,844,681
Total Long-Term Investments (Cost — $623,222,485) — 99.5%		691,593,350

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	11,570,553	11,570,553
Total Short-Term Securities (Cost — $11,570,553) — 1.7%		11,570,553
Total Investments (Cost — $634,793,038*) — 101.2%		703,163,903
Liabilities in Excess of Other Assets — (1.2)%		(8,074,212)

Net Assets — 100.0%		$695,089,691

Portfolio Abbreviations

ADR	American Depositary Receipts	JPY	Japanese Yen
GBP	British Pound	USD	U.S. Dollar

2	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$637,403,666

Gross unrealized appreciation	$78,789,208
Gross unrealized depreciation	(13,028,971)

Net unrealized appreciation	$65,760,237

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,736,069	(1,165,516)	11,570,553	$5,210
BlackRock Liquidity Series, LLC, Money Market Series	$4,655,500	$(4,655,500)	—	$44,996

(c)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,346,474	GBP	23,919,000	JPMorgan Chase Bank N.A.	8/14/14	$(31,324)
USD	52,627,985	JPY	5,373,872,000	Deutsche Bank AG	9/04/14	374,857
Total						$343,533

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$22,490,337	—	$22,490,337
Belgium	$9,520,231	—	—	9,520,231
Brazil	13,261,853	—	—	13,261,853
Denmark	—	34,215,952	—	34,215,952
Finland	—	10,068,433	—	10,068,433
France	31,532,883	20,262,448	—	51,795,331
Germany	—	21,973,250	—	21,973,250
Hong Kong	—	19,984,084	—	19,984,084
India	8,845,188	—	—	8,845,188
Israel	18,566,961	—	—	18,566,961
Italy	11,047,449	—	—	11,047,449
Japan	51,958,415	61,123,871	—	113,082,286
Luxembourg	11,218,024	—	—	11,218,024
Mexico	25,665,729	—	—	25,665,729
Netherlands	11,094,621	36,283,601	—	47,378,222
Russia	—	6,344,844	—	6,344,844
South Korea	12,173,800	—	—	12,173,800
Switzerland	—	60,473,005	—	60,473,005
United Kingdom	108,633,249	42,010,441	—	150,643,690
United States	42,844,681	—	—	42,844,681
Short-Term Securities:
Money Market Funds	11,570,553	—	—	11,570,553
Total	$367,933,637	$335,230,266	—	$703,163,903

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$374,857	—	$374,857
Liabilities:
Foreign currency exchange contracts	—	(31,324)	—	(31,324)
Total	—	$343,533	—	$343,533

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Portfolio values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, securities with a value of $138,718,083 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of July 31, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period October 31, 2013 to July 31, 2014.

4	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date:	September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date:	September 25, 2014

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